Condensed Statements Of Comprehensive Income (Parent Company) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Gains (losses) on extinguishment of debt	$ (1.8)		$ (0.1)		$ 6.4
Total revenues	17,083.9		15,774.6		15,215.5
Expenses
Interest expense	123.8		132.7		133.5
Total expenses	15,766.2		14,287.6		13,650.3
Income before income taxes	1,317.7		1,487.0		1,565.2
Provision (benefit) for income taxes	415.4		471.5		496.9
Net income	902.3		1,015.5		1,068.3
Other comprehensive income (loss)	178.5		(91.2)		330.5
Comprehensive income	1,080.8		924.3		1,398.8
Parent Company
Revenues
Dividends from subsidiaries	782.3		875.3		1,216.2
Undistributed income (loss) from subsidiaries	193.1		225.7		(73.5)
Equity in net income of subsidiaries	975.4	[1]	1,101.0	[1]	1,142.7	[1]
Intercompany investment income	6.1	[1]	5.6	[1]	6.6	[1]
Gains (losses) on extinguishment of debt	(1.8)		(0.1)		6.4
Total revenues	979.7		1,106.5		1,155.7
Expenses
Interest expense	126.3		138.0		139.5
Deferred compensation	5.5	[2]	0.4	[2]	4.3	[2]
Other operating costs and expenses	3.7		4.7		3.9
Total expenses	135.5		143.1		147.7
Income before income taxes	844.2		963.4		1,008.0
Provision (benefit) for income taxes	(58.1)		(52.1)		(60.3)
Net income	902.3		1,015.5		1,068.3
Other comprehensive income (loss)	178.5		(91.2)		330.5
Comprehensive income	$ 1,080.8		$ 924.3		$ 1,398.8

[1]	Eliminated in consolidation.
[2]	See Note 4 - Employee Benefit Plans in these condensed financial statements.